Financial Instruments and Risk Management - IPO (Details) kr / shares in Units, $ / shares in Units, $ in Thousands			1 Months Ended
	Nov. 09, 2021 USD ($) $ / shares shares	Feb. 05, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 DKK (kr) kr / shares shares	Dec. 31, 2021 USD ($) shares	Nov. 09, 2021 DKK (kr) kr / shares shares	Feb. 05, 2021 DKK (kr) kr / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 kr / shares	Aug. 10, 2020 kr / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Issued share capital (in DKK)					kr 23,203,808	$ 3,755			$ 2,648
Outstanding share capital (in DKK) | $						$ 32,437			$ 7,038			$ 9,362	$ (931)
ADS
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds | $	$ 24,900
ADS | Initial Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	3,942,856	3,000,000
Price per share | $ / shares	$ 7.00	$ 10.00
Net proceeds | $	$ 24,900	$ 25,300
Number of shares issued (in shares)							514,285
Ordinary Shares, nominal value of DKK 1 per share
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			269,136	745,380
Price per share | $ / shares			$ 8.89	$ 8.89
Net proceeds | $			$ 2,400	$ 6,600
Number of shares issued (in shares)					23,203,808	23,203,808			16,198,668			15,184,152	12,917,016
Nominal value per share | kr / shares					kr 1					kr 1	kr 1
Ordinary Shares, nominal value of DKK 1 per share | Initial Public Offering
Disclosure of non-adjusting events after reporting period [line items]
Registered share capital (in DKK) | kr							kr 23,141,524	kr 19,198,668
Issued share capital (in DKK) | kr							23,141,524	19,198,668
Outstanding share capital (in DKK) | kr							kr 23,141,524	kr 19,198,668
Shares registered (in shares)								19,198,668
Number of shares issued (in shares)								19,198,668
Shares outstanding (in shares)								19,198,668
Nominal value per share | kr / shares							kr 23,203,808	kr 1